Fair Value of Financial Instruments (Details 6) (USD $) In Thousands, unless otherwise specified								6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Significant Unobservable Inputs (Level 3)	Jun. 30, 2013 Significant Unobservable Inputs (Level 3) Interest Rate Swap Discounted cash flows	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) Interest Rate Swap Discounted cash flows	Jun. 30, 2013 Significant Unobservable Inputs (Level 3) Preferred Stock Estimation based on comparable non-listed securities	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) Preferred Stock Estimation based on comparable non-listed securities	Jun. 30, 2013 Significant Unobservable Inputs (Level 3) OREO Appraisal Value/Comparison Sales/Other estimates	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) OREO Appraisal Value/Comparison Sales/Other estimates	Jun. 30, 2013 Significant Unobservable Inputs (Level 3) OREO Appraisal Value/Comparison Sales/Other estimates Minimum	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) OREO Appraisal Value/Comparison Sales/Other estimates Minimum	Jun. 30, 2013 Significant Unobservable Inputs (Level 3) OREO Appraisal Value/Comparison Sales/Other estimates Maximum	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) OREO Appraisal Value/Comparison Sales/Other estimates Maximum	Jun. 30, 2013 Significant Unobservable Inputs (Level 3) Impaired loans Appraisal Value/Discounted Cash Flows	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) Impaired loans Appraisal Value/Discounted Cash Flows	Jun. 30, 2013 Significant Unobservable Inputs (Level 3) Impaired loans Appraisal Value/Discounted Cash Flows Minimum	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) Impaired loans Appraisal Value/Discounted Cash Flows Minimum	Jun. 30, 2013 Significant Unobservable Inputs (Level 3) Impaired loans Appraisal Value/Discounted Cash Flows Maximum	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) Impaired loans Appraisal Value/Discounted Cash Flows Maximum
Significant unobservable inputs used in the fair value measurements
Interest rate swap		$ (338)		$ (602)		$ (172)	$ (338)	$ (172)	$ (388)
Preferred stock										417	417
OREO	2,824	3,987		7,351	6,904							2,824	3,987
Aggregate amount of impaired loans	$ 6,571	$ 6,176	$ 9,283	$ 9,353	$ 9,587													$ 6,566	$ 6,176
Rate (as a percent)								3.20%	3.20%					6.00%	6.00%	16.00%	16.00%			6.00%	6.00%	16.00%	16.00%